Financial risk management (Details Narrative)	12 Months Ended
	Apr. 30, 2025 USD ($)	Apr. 30, 2025 SGD ($)	Apr. 30, 2024 SGD ($)	Apr. 30, 2023 SGD ($)	Apr. 30, 2025 SGD ($)
IfrsStatementLineItems [Line Items]
Allowance for expected credit losses	$ 305,352				$ 398,607
Tax rate effect	1.00%	1.00%	1.00%
Profit before income tax	$ 19,098	$ 24,929	$ 2,023,322	$ 821,266
Interest rate risk [member]
IfrsStatementLineItems [Line Items]
Profit before income tax		$ 27,000		$ 16,000
Three customers [member]
IfrsStatementLineItems [Line Items]
Trade receivables percentage	67.00%	67.00%	76.00%
One customer [member]
IfrsStatementLineItems [Line Items]
Sum receivables percentage	55.00%	55.00%	78.00%